CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Statement Of Income And Comprehensive Income [Abstract]
Net revenue (including revenue from related parties of RMB 1,761, RMB 6,209 and RMB 34,619 for 2019, 2020 and 2021, respectively)	¥ 1,780,490	$ 279,398	¥ 1,300,160	¥ 2,230,176
Operating cost and expenses:
Origination and servicing	(320,466)	(50,288)	(239,199)	(425,565)
Other cost of sales	(15,467)	(2,427)
Sales and marketing	(659,291)	(103,457)	(375,063)	(606,049)
General and administrative	(165,150)	(25,916)	(154,963)	(230,248)
Research and development	(143,733)	(22,555)	(151,550)	(201,404)
Allowance for receivables and contract assets	(44,427)	(6,972)	(77,278)	(232,241)
Total operating cost and expenses	(1,348,534)	(211,615)	(998,053)	(1,695,507)
Income from operations	431,956	67,783	302,107	534,669
Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin	138,043	21,662	117,021
Impairment of short-term investment | ¥			(67,169)
Interest income (expense)	(1,117)	(175)	7,716	5,720
Other income, net	16,952	2,660	6,711	23,425
Income before taxes and income from investment in affiliates	585,834	91,930	366,386	563,814
Income tax expense	(125,724)	(19,729)	(108,811)	(37,007)
Income (loss) from investment in affiliates	7,651	1,201	(7,509)	378
Net income	467,761	73,402	250,066	527,185
Net loss attributable to noncontrolling interest shareholders	(4,325)	(679)	(2,817)	(562)
Net income attributable to Jiayin Group Inc.	¥ 472,086	$ 74,081	¥ 252,883	¥ 527,747
Net income per share:
- Basic | (per share)	¥ 2.18	$ 0.34	¥ 1.17	¥ 2.51
- Diluted | (per share)	¥ 2.18	$ 0.34	¥ 1.17	¥ 2.51
Weighted average shares used in calculating net income per share:
- Basic	216,100,000	216,100,000	216,100,000	210,409,863
- Diluted	216,100,000	216,100,000	216,100,000	210,409,863
Net income	¥ 467,761	$ 73,402	¥ 250,066	¥ 527,185
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(5,229)	(821)	(13,366)	471
Comprehensive income	462,532	72,581	236,700	527,656
Comprehensive loss attributable to noncontrolling interests	(4,417)	(693)	(2,897)	(560)
Total comprehensive income attributable to Jiayin Group Inc.	¥ 466,949	$ 73,274	¥ 239,597	¥ 528,216